Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing Method	During the year ended September 30, 2024, the Company did not grant any stock options to the named executive officers.
MNPI Disclosure Timed for Compensation Value	false